S000058957 [Member] Investment Objectives and Goals - Carillon ClariVest Capital Appreciation Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF CARILLON CLARIVEST CAPITAL APPRECIATION FUND | 5.1.2026
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund” or the “fund”) seeks long-term capital appreciation.